UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 2008
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		101
Form 13F Information Table Value Total in Thousands: 	$ 279,664

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      560     8194 SH       Sole                                       8194
A-Power Energy Generation Syst COM              G04136100     5614   626524 SH       Sole                                     626524
Advanced Cell Tech Inc         COM              00752K105        1    15000 SH       Sole                                      15000
Aixtron Aktiengesellschaft - A COM              009606104       91    15190 SH       Sole                                      15190
Akamai Technologies, Inc.      COM              00971T101     8322   477204 SH       Sole                                     477204
Allegheny Technologies Inc.    COM              01741r102     3220   108959 SH       Sole                                     108959
Apple Computer, Inc.           COM              037833100     2151    18928 SH       Sole                                      18928
Aptargroup, Inc.               COM              038336103      375     9584 SH       Sole                                       9584
Atheros Communications, Inc.   COM              04743p108     7279   308700 SH       Sole                                     308700
BP P.L.C.                      COM              055622104      435     8666 SH       Sole                                       8666
Berkshire Hathaway CL B        COM              084670207      220       50 SH       Sole                                         50
Bluephoenix Solutions, Ltd     COM              M20157109     1482   420915 SH       Sole                                     420915
Cameron International Corp     COM              13342b105      968    25127 SH       Sole                                      25127
Ceragon Networks Ltd.          COM              m22013102     3146   425764 SH       Sole                                     425764
China Fire & Security Group In COM              16938R103     3247   308976 SH       Sole                                     308976
China Medical Technologies, In COM              169483104     7627   234106 SH       Sole                                     234106
China Security                 COM              16942J105      226    16295 SH       Sole                                      16295
Dentsply International Inc.    COM              249030107    10339   275422 SH       Sole                                     275422
Dover                          COM              260003108      458    11295 SH       Sole                                      11295
E-House Holdings ADR           COM              26852W103       86    11910 SH       Sole                                      11910
Eastman Chemical Co.           COM              277432100      766    13912 SH       Sole                                      13912
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Exxon Mobil Corp.              COM              30231G102     3370    43395 SH       Sole                                      43395
Fannie Mae                     COM              313586109       19    12170 SH       Sole                                      12170
Focus Media Holding Limited -  COM              34415v109     9289   325822 SH       Sole                                     325822
General Electric               COM              369604103    16181   634544 SH       Sole                                     634544
Goldman Sachs Group            COM              38141g104     6394    49956 SH       Sole                                      49956
Google Inc.                    COM              38259P508      522     1293 SH       Sole                                       1293
Harris Corporation             COM              413875105      215     4650 SH       Sole                                       4650
Hewlett-Packard Co.            COM              428236103      218     4711 SH       Sole                                       4711
Jinpan Intl Ltd                COM              G5138L100     1269    53951 SH       Sole                                      53951
Johnson & Johnson              COM              478160104      508     7329 SH       Sole                                       7329
Mellanox Technologies, Ltd.    COM              M51363113     1441   139484 SH       Sole                                     139484
Microsoft Corp.                COM              594918104      243     9097 SH       Sole                                       9097
Mindray Medical Intl Ltd.      COM              602675100      784    23240 SH       Sole                                      23240
NICE-Systems Ltd. ADR          COM              653656108     9505   348931 SH       Sole                                     348931
Nasdaq OMX Group, Inc.         COM              631103108     9237   302160 SH       Sole                                     302160
Natl Oilwell Varco             COM              637071101    11270   224363 SH       Sole                                     224363
Nuance Communication           COM              67020Y100      226    18525 SH       Sole                                      18525
Potash Corp Saskatchew         COM              73755L107     2294    17380 SH       Sole                                      17380
Procter & Gamble Co.           COM              742718109    11177   160380 SH       Sole                                     160380
Qualcomm Inc.                  COM              747525103     4673   108745 SH       Sole                                     108745
Quanta Services, Inc.          COM              74762e102     9103   337025 SH       Sole                                     337025
Research In Motion Limited     COM              760975102     7810   114352 SH       Sole                                     114352
Schlumberger Ltd.              COM              806857108     1589    20354 SH       Sole                                      20354
Stericycle, Inc.               COM              858912108    15880   269566 SH       Sole                                     269566
Suntech Power Holdings         COM              86800C104    10359   288803 SH       Sole                                     288803
The Charles Schwab Corporation COM              808513105     5192   199698 SH       Sole                                     199698
Thermo Fisher Scientific       COM              883556102    11541   209837 SH       Sole                                     209837
Transocean Sedco Forex, Inc.   COM              g90073100     2183    19876 SH       Sole                                      19876
Ultra Petroleum Corp.          COM              903914109      255     4600 SH       Sole                                       4600
Union Pacific Corp.            COM              907818108      364     5121 SH       Sole                                       5121
VCA Antech, Inc.               COM              918194101     8240   279610 SH       Sole                                     279610
Videolocity Internatinal Inc.  COM              92658y206        0    20000 SH       Sole                                      20000
Visionchina Media, INC.        COM              92833u103      297    20165 SH       Sole                                      20165
Weatherford Intl               COM              G95089101     2064    82093 SH       Sole                                      82093
Wells Fargo & Co.              COM              949746101      483    12863 SH       Sole                                      12863
Wuxi Pharmatech ADS            COM              929352102      156    11900 SH       Sole                                      11900
Yingli Green Energy ADR        COM              98584b103      199    18060 SH       Sole                                      18060
Zions Bancorp                  COM              989701107      246     6350 SH       Sole                                       6350
Powershares QQQ Tr Ser 1       COM              73935a104      939    24140 SH       Sole                                      24140
Powershares Wilderhill Energy  COM              73935X500      840    56557 SH       Sole                                      56557
Sector SPDR TR SBI Utilities R COM              81369Y886      563    16932 SH       Sole                                      16932
Solar Energy Index ETF         COM              18383m621      352    19639 SH       Sole                                      19639
iShares Goldman Sachs Natural  COM              464287374     1645    45739 SH       Sole                                      45739
iShares Russell Midcap Index F COM              464287499     1962    23883 SH       Sole                                      23883
BLDRS Emerging Markets Index F COM              09348r300      227     6028 SH       Sole                                       6028
iShares FTSE/Xinhua China 25 I COM              464287184     2003    58105 SH       Sole                                      58105
iShares MSCI Canada            COM              464286509      414    15699 SH       Sole                                      15699
iShares MSCI Emerging Market I COM              464287234     1551    45380 SH       Sole                                      45380
iShares MSCI Pacific ex-Japan  COM              464286665      546    15208 SH       Sole                                      15208
iShares S&P Global             COM              464288711      282     5237 SH       Sole                                       5237
iShares Lehman TIPS            COM              464287176      718     7089 SH       Sole                                       7089
iShares iBoxx $ High Yield Cor COM              464288513      430     5249 SH       Sole                                       5249
iShares iBoxx $Invest Grade Co COM              464287242    15718   175058 SH       Sole                                     175058
Aeterna Zentaris Inc.          COM              007979990       25    42308 SH       Sole                                      42308
General Electric               COM              369604103    14274   559760 SH       Sole                                     559760
Kroger Company                 COM              501044101      273     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     6294   282360 SH       Sole                                     282360
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      239    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      227    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105       90    12500 SH       Sole                                      12500
Hospitalities Trust REIT       COM              44106m102      223    10864 SH       Sole                                      10864
ING Clarion Global REIT        COM              44982g104      162    18436 SH       Sole                                      18436
American Century Emerging Mark COM              025086885       73 11502.032 SH      Sole                                  11502.032
Eaton Vance High Yield Municip COM              27826m874      209 27546.985 SH      Sole                                  27546.985
Excelsior Value & Restructurin COM              19765y514      330 7735.141 SH       Sole                                   7735.141
Tiaa-Cref Inst Mid Cap Value I COM              87244w581      518 40435.346 SH      Sole                                  40435.346
Tiaa-Cref Inst Small Cap Value COM              87244w524      569 50576.936 SH      Sole                                  50576.936
Fidelity AMT Tax Free Money Fu COM              316448406     1000 1000000.000 SH    Sole                                 1000000.00
Fidelity Institutional MM FDS  COM              316175108       41 41142.230 SH      Sole                                  41142.230
Fidelity U.S. Treasury Money M COM              846823102      496 495772.250 SH     Sole                                 495772.250
Fidelity US Government Money M COM              316413202      188 187964.820 SH     Sole                                 187964.820
Franklin Fed Interm T/F A      COM              354723710      152 14072.120 SH      Sole                                  14072.120
Franklin Federal T/F Inc A     COM              353519101      111 10160.934 SH      Sole                                  10160.934
Franklin Federal Tax Free Inco COM              353519200      233 21231.359 SH      Sole                                  21231.359
Nuveen Arizona Municipal Bond  COM              67065l104      174 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       88 10554.112 SH      Sole                                  10554.112
UBS Select Treasury Institutio COM              90262y802     3460 3459794.440 SH    Sole                                 3459794.44
MarkWest Energy Partners       COM              570759100      361    14263 SH       Sole                                      14263
Teppco Partners L.P            COM              872384102      254     9734 SH       Sole                                       9734